united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Ste. 200, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2019

Shares		Fair Value

	COMMON STOCKS - 94.3%
	AUSTRALIA - 0.8%
568	Aristocrat Leisure Ltd.	$ 10,201
3,738	Qantas Airways Ltd.	14,827
7,197	South32 Ltd.	18,524
		43,552
	CANADA - 2.1%
1,379	Bausch Health Cos., Inc. *	33,874
249	Canadian National Railway Co.	20,790
223	Methanex Corp.	12,157
900	Toronto-Dominion Bank	50,712
		117,533
	EUROPE - 6.0%
4,196	Aegon NV	21,580
174	Allianz SE	36,920
750	ArcelorMittal	17,380
561	ASR Nederland NV	23,728
152	Atos SE	13,904
1,206	AXA SA	28,016
3,934	Enel SpA	23,771
44	Kering SA	22,088
4,018	Mediobanca Banca di Credito Finanziario SpA	35,021
241	OMV AG	12,002
1,235	Peugeot SA	31,162
945	ProSiebenSat.1 Media SE	16,948
889	Repsol SA	15,638
553	TOTAL SA	30,445
		328,603
	GREAT BRITAIN - 8.9%
3,237	3i Group PLC	36,177
1,017	Anglo American PLC	25,991
4,120	Barratt Developments PLC	29,190
4,593	BP PLC	31,424
662	Compass Group PLC	14,199
2,470	GlaxoSmithKline PLC	47,997
1,332	Imperial Brands PLC	44,243
2,621	Informa PLC	23,321
1,946	International Consolidated Airlines Group SA	16,486
5,731	J Sainsbury PLC	21,501
11,909	Legal & General Group PLC	40,637
245	Next PLC	15,621
1,006	Persimmon PLC	31,429
1,084	Royal Dutch Shell PLC	33,681
13,900	Taylor Wimpey PLC	30,197
9,386	Tesco PLC	27,546
7,160	Wm Morrison Supermarkets PLC	22,063
		491,703

Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

Shares		Fair Value

	COMMON STOCKS - 94.3% (Continued)
	HONG KONG - 0.5%
9,936	New World Development Co. Ltd.	$ 15,575
1,249	Swire Pacific Ltd.	14,756
		30,331
	JAPAN - 13.8%
832	Alfresa Holdings Corp.	22,912
1,355	Asahi Kasei Corp.	14,841
2,334	Astellas Pharma, Inc.	34,518
869	Hitachi Ltd.	27,253
417	Hoya Corp.	24,132
345	Idemitsu Kosan Co. Ltd.	12,157
1,992	Isuzu Motors Ltd.	29,579
508	Japan Airlines Co. Ltd.	18,503
908	JFE Holdings, Inc.	15,973
2,299	JXTG Holdings, Inc.	12,535
1,175	Kajima Corp.	16,692
1,085	Kansai Electric Power Co., Inc.	16,490
1,185	KDDI Corp.	29,650
2,497	Konica Minolta, Inc.	25,078
2,005	Marubeni Corp.	15,597
1,420	MINEBEA MITSUMI, Inc.	23,251
2,066	Mitsubishi Chemical Holdings Corp.	17,714
719	Mitsubishi Corp.	21,016
7,901	Mitsubishi UFJ Financial Group, Inc.	42,369
1,113	Mitsui & Co. Ltd.	18,127
25,216	Mizuho Financial Group, Inc.	41,567
162	Murata Manufacturing Co. Ltd.	22,954
1,576	Nikon Corp.	26,993
761	Nippon Telegraph & Telephone Corp.	32,662
1,245	NTT Data Corp.	14,826
1,339	SBI Holdings, Inc.	28,520
364	Showa Denko KK	12,175
576	Sony Corp.	28,935
1,067	Sumitomo Corp.	16,486
1,077	Sumitomo Mitsui Financial Group, Inc.	40,030
268	TDK Corp.	21,104
3,086	Tokyo Electric Power Co. Holdings, Inc. *	18,970
673	Tokyo Gas Co. Ltd.	17,677
		761,286
	NORWAY - 0.7%
1,855	Mowi ASA	40,872

	SWEDEN - 1.6%
1,572	Sandvik AB	25,073
845	Swedish Match AB	37,798
1,619	Volvo AB	23,272
		86,143

Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

Shares		Fair Value

	COMMON STOCKS - 94.3% (Continued)
	SWITZERLAND - 1.3%
795	Novartis AG	$ 69,315

	UNITED STATES - 58.6%
935	AbbVie, Inc. *	75,071
200	Adobe, Inc.	49,564
1,148	AES Corp.	18,816
680	Allison Transmission Holdings, Inc.	33,096
342	Ameriprise Financial, Inc.	43,297
951	Archer-Daniels-Midland Co.	42,700
2,619	AT&T, Inc.	78,727
719	Athene Holding Ltd. *	30,845
658	Best Buy Co., Inc.	38,980
317	Broadcom, Inc.	85,035
300	Brunswick Corp.	15,096
310	Caterpillar, Inc.	41,280
522	CBRE Group, Inc. *	23,881
440	CDW Corp.	36,639
294	Celanese Corp.	28,153
900	Celgene Corp. *	79,614
339	Centene Corp. *	44,263
637	CenterPoint Energy, Inc.	19,696
2,691	CenturyLink, Inc.	41,226
136	Cigna Corp.	27,174
1,982	Cisco Systems, Inc.	93,729
1,293	Citizens Financial Group, Inc.	43,859
1,029	Coca-Cola European Partners PLC	48,960
544	Comerica, Inc.	42,835
141	Cummins, Inc.	20,742
699	CVS Health Corp.	45,819
364	Darden Restaurants, Inc.	38,195
494	Delta Air Lines, Inc.	24,418
673	Discover Financial Services	45,421
430	DXC Technology Co.	27,572
534	Emerson Electric Co.	34,961
212	Entergy Corp.	18,908
315	Evergy, Inc.	18,056
205	F5 Networks, Inc. *	32,995
480	FirstEnergy Corp.	18,816
1,632	Gap, Inc.	41,518
363	HCA Healthcare, Inc.	50,613
516	HD Supply Holdings, Inc. *	21,641
876	Herbalife Nutrition Ltd. *	52,297
2,766	HP, Inc.	60,935
372	Ingersoll-Rand PLC	37,215
366	International Business Machines Corp.	49,198

Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

Shares		Fair Value

	COMMON STOCKS - 94.3% (Continued)
	UNITED STATES - 58.6% (Continued)
2,365	Interpublic Group of Cos., Inc.	$ 53,804
285	Jacobs Engineering Group, Inc.	18,468
644	Kohl's Corp.	44,236
134	Lear Corp.	20,627
139	Lockheed Martin Corp.	40,267
765	LPL Financial Holdings, Inc.	53,833
328	LyondellBasell Industries NV	28,526
303	M&T Bank Corp.	49,856
1,385	Macy's, Inc.	36,425
647	Marathon Petroleum Corp.	42,870
1,361	Merck & Co., Inc.	101,299
886	MetLife, Inc.	40,464
1,394	Microsoft Corp.	145,575
316	Molina Healthcare, Inc. *	42,022
826	NetApp, Inc.	52,674
152	Norfolk Southern Corp.	25,496
462	NRG Energy, Inc.	18,900
223	Nucor Corp.	13,657
708	Occidental Petroleum Corp.	47,280
1,724	Old Republic International Corp.	34,739
562	PACCAR, Inc.	36,822
941	PBF Energy, Inc.	34,459
594	Progressive Corp.	39,970
149	Ralph Lauren Corp.	17,305
328	Royal Caribbean Cruises Ltd.	39,376
1,424	Seagate Technology PLC	63,055
290	Steel Dynamics, Inc.	10,611
599	Target Corp.	43,727
275	United Continental Holdings, Inc. *	23,999
143	United Rentals, Inc. *	17,912
482	Valero Energy Corp.	42,329
1,567	Verizon Communications, Inc.	86,279
1,700	Viacom, Inc.	50,014
744	Walgreens Boots Alliance, Inc.	53,761
150	WellCare Health Plans, Inc. *	41,472
		3,233,965
	TOTAL COMMON STOCKS (Cost $5,676,366)	5,203,303

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 2.9%
	AUSTRALIA - 0.2%
4,574	Stockland	12,607

	CANADA - 0.3%
704	RioCan Real Estate Investment Trust	13,364

Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

Shares		Fair Value

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 2.9% (Continued)
	UNITED STATES - 2.4%
602	Gaming and Leisure Properties, Inc.	$ 22,575
1,078	Host Hotels & Resorts, Inc.	19,469
2,748	New Residential Investment Corp.	46,661
661	Park Hotels & Resorts, Inc.	19,876
326	WP Carey, Inc.	24,414
		132,995
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $161,416)	158,966

	TOTAL INVESTMENTS - 97.2% (Cost $5,837,782)	$ 5,362,269
	OTHER ASSETS LESS LIABILITIES - 2.8%	156,682
	NET ASSETS - 100.0%	$ 5,518,951

PLC - Public Limited Company
* Non-Income producing security.

Affinity World Leaders Equity ETF
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2019 for the Fund's assets and liabilities measured at fair value:
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$5,203,303	$-	$-	$5,203,303
Real Estate Investment Trusts (REITs)	158,966	-	-	158,966
Total	$5,362,269	$-	$-	$5,362,269

* Refer to the Portfolio of Investments for classifications

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at January 31, 2019, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$5,843,553	$99,816	$(581,100)	$(481,284)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

*/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 3/28/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 3/28/2019

By

*/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 3/28/2019